Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 5,988,909.7	$ 92,350.2	₨ 4,992,834.4
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,048,961.3	62,435.8	3,458,565.7
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		720,657.8	11,112.7	589,010.3
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		841,806.8	12,980.8	626,152.2
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		913,720.2	14,089.7	791,857.3
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		460,365.2	7,098.9	369,992.4
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		383,866.9	5,919.3	318,692.0
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		728,544.4	11,234.4	762,861.5
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,939,948.4	29,914.4	1,534,268.7
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		35,409.1	546.0	26,768.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,300.4		3,383.3
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,305.5		4,228.6
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,959.1		8,281.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,098.3		5,146.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		47.6		62.2
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		11,635.5		3,842.8
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,062.7		1,823.7
Impaired / 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		82,979.7	1,279.6	52,982.7
Impaired / 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,105.6		4,494.5
Impaired / 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,467.4		4,441.6
Impaired / 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,060.1		15,486.0
Impaired / 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,086.6		5,150.7
Impaired / 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,678.2		1,068.6
Impaired / 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		11,306.1		6,781.6
Impaired / 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		30,275.7		15,559.7
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	5,870,520.9	$ 90,524.6	4,913,083.7
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	711,251.8		581,132.5
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	830,033.9		617,482.0
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	884,701.0		768,090.1
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	448,180.3		359,695.5
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	382,141.1		317,561.2
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	705,602.8		752,237.1
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[1],[2]	₨ 1,908,610.0		₨ 1,516,885.3

[1]	Includes crop related agricultural loans with days past due less than 366 as they are not considered as impaired
[2]	Loans up to 30 days past due are considered current